Taxation - Schedule of Deferred Tax Assets / (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Total deferred tax assets	$ 22,671	$ 10,699
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(11,584)	(4,479)
Deferred tax assets	11,087	6,220
Deferred tax liabilities
Long-lived assets	(25,699)	(21,093)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	11,584	4,479
Deferred tax liabilities	(14,115)	(16,614)
Net deferred tax liabilities	(3,028)	(10,394)
Net operating losses [Member]
Deferred tax assets
Total deferred tax assets	2,750	1
Share-based payments [Member]
Deferred tax assets
Total deferred tax assets	4,241	3,925
Deferred revenue [Member]
Deferred tax assets
Total deferred tax assets	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets [Member]
Deferred tax assets
Total deferred tax assets	8,491	2,520
Impairment charges [Member]
Deferred tax assets
Total deferred tax assets	$ 3,005	$ 69